Inventory (Details) - Schedule of Inventory, Current - USD ($)	Aug. 31, 2018	May 31, 2018	May 31, 2017
Schedule of Inventory, Current [Abstract]
Raw materials	$ 197,475	$ 0
Finished goods	301,924	0
Total	$ 499,399	$ 0	$ 0